U.S. SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549

                      FORM 24F-2
           Annual Notice of Securities Sold
                Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
                 Please print or type.


 1.Name and address of issuer:
         ICAP Funds, Inc.
         225 West Wacker Drive, Suite 2400
         Chicago, IL  60606


 2.Name of each series or class of funds for which this notice is filed:
         Discretionary Equity Portfolio
         Equity Portfolio




 3.Investment Company Act File Number:  811-8850

   Securities Act File Number:  33-86006


 4.Last day of fiscal year for which this notice is filed:
       December 31, 1996


 5.Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                  [ ]



 6.Date of termination of issuer's declaration under rule 24f-
   2(a)(1), if applicable (see Instruction A.6):




 7.Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
         NONE



 8.Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
        NONE


 9.Number and aggregate sale price of securities sold during the fiscal year:
        Discretionary Equity Portfolio -
           Number:  2,292,674   Sale Price:  $60,577,180
        Equity Portfolio -
           Number:  3,514,078  Sale Price: $101,599,973


 10.    Number and aggregate sale price of securities sold
   during the fiscal year in reliance upon registration pursuant to rule 24f-2:
         Discretionary Equity Portfolio -
            Number:  2,292,674   Sale Price:  $60,577,180
        Equity Portfolio -
            Number:  3,514,078   Sale Price:  $101,599,973


 11.    Number and aggregate sale price of securities issued
   during the fiscal year in connection with dividend
   reinvestment plans, if applicable (see Instruction B.7):
        Discretionary Equity Portfolio -
           Number:  271,211   Sale Price:  $7,940,201
        Equity Portfolio -
           Number:  222,754      Sale Price:  $6,875,245


 12.  Calculation of registration fee:

      (i)   Aggregate sale price of  securities
      sold  during the fiscal year in  reliance
      on rule 24f-2 (from Item 10):               $162,177,153

      (ii) Aggregate price of shares issued  in
      connection   with  dividend  reinvestment
      plans (from Item 11, if applicable):        +14,815,446

      (iii)       Aggregate  price  of   shares
      redeemed or repurchased during the fiscal
      year (if applicable):                       -29,553,145

      (iv)  Aggregate price of shares  redeemed
      or  repurchased and previously applied as
      a  reduction  to filing fees pursuant  to   +-0-
      rule 24e-2 (if applicable):

      (v)   Net  aggregate price of  securities
      sold and issued during the fiscal year in
      reliance  on rule 24f-2 [line  (i),  plus
      line  (ii),  less line (iii),  plus  line
      (iv)] (if applicable):                      147,439,454

      (vi)  Multiplier  prescribed  by  Section
      6(b)  of  the Securities Act of  1933  or
      other  applicable law or regulation  (see
      Instruction C.6):                          x1/3300

      (vii)Fee  due  [line  (i)  or  line   (v)
      multiplied by line (vi)]:                  $44,678.62

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


 13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR
   202.3a).
                                          [X]


  Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 14, 1997


                           SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)*          /s/ Pamela H. Conroy
                                     --------------------------
                                     Vice President

  Date February 14, 1997

      *Please print the name and title of the signing officer below the signature.